4. Significant Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2017
Bonds and securities
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Available for sale
New classification IFRS 9	Fair value through profit or loss
Collaterals and escrow accounts
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Trade accounts receivable
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
CRC transferred to the State Government of Paraná
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Sectorial financial assets
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Accounts receivable related to the concession - transmission (amortizable)
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Accounts receivable related to the concession - transmission (indemnable)
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Fair value through profit or loss
Accounts receivable related to the concession - bonus from the grant
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Accounts receivable related to the concession - distribution
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Available for sale
New classification IFRS 9	Fair value through profit or loss
Accounts receivable related to the concession compensation
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Available for sale
New classification IFRS 9	Fair value through profit or loss
State of Paraná - Government Programs
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Loans and receivables
New classification IFRS 9	Amortized cost
Other temporary investments
DisclosureOfClassificationsOfFinancialInstrumentsLineItems [Line Items]
Actual classification (IAS 39)	Available for sale
New classification IFRS 9	Fair value through profit or loss